Share-Based Compensation Plans (Details) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)
Share-Based Compensation Plans [Line Items]
Amount expensed	[1]	$ 25,210	$ 21,553	$ 49,698	$ 47,626
Historic Plan [Member]
Share-Based Compensation Plans [Line Items]
Stock options granted
Employee Benefits [Member]
Share-Based Compensation Plans [Line Items]
Amount expensed		$ 200		$ 500

[1]	Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.